Restatement of Previously Issued Financial Restatements	12 Months Ended
Sep. 30, 2016
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Restatements

NOTE 2 – RESTATEMENT of PREVIOUSLY ISSUED FINANCIAL RESTATEMENTS

The Company has restated its consolidated financial statements as of and for the fiscal years ended September 30, 2015 and 2014. In addition, the Company has restated its quarterly Consolidated Statements of Operations and Balance Sheets for each of the quarterly periods in the fiscal year ended September 30, 2015, and the first three quarters of the fiscal year ended September 30, 2016, as presented.

The restatements reflect adjustments to correct errors identified by management during the Company’s normal closing process, and in the course of the Company’s regularly scheduled audit. The restatements reflect adjustments to correct errors in certain of the Company’s period end expense accruals. The effect of the restatements on the Company’s Balance Sheets is not material, and the restatements have no effect on reported cash flow from operations. The nature and impact of these adjustments are described below and detailed in the tables below.

Overstatement of Expense Accruals

The prior period errors were discovered in connection with the annual audit of consolidated financial statements for the fiscal year ended September 30, 2016. Management determined that certain professional and other expense accrual items were overstated during the fiscal years ended September 30, 2014 and 2015 resulting in understatement of the Company’s net income for the quarterly and annual periods ended September 30, 2014 and 2015. During the fiscal year ended September 30, 2016, management reversed these overstated accrued expenses which resulted in an overstatement of quarterly and annual net income for the year ended September 30, 2016. The cumulative effect of the net over-accrual of certain expense accruals over the restated periods resulted in an increase of pre-tax income of approximately $316 and $1,210 for the years ended September 30, 2015 and 2014, respectively, and after tax $192 and $726 respectively.

The cumulative impact of the above restatements as of September 30, 2015, is a $918 increase to retained earnings and consists of the following adjustments to the respective Statements of Operations:

	2015	2014
Salaries and related benefits expense	$24	$(217)
Advertising, marketing and public relations expense	89	(327)
Professional Services expense	(201)	(571)
Other expense	(228)	(95)

Total non-interest expense	(316)	(1,210)

Income before provision for income tax	316	1,210
Provision for income taxes	$124	$484

Net income attributable to common shareholders	192	726

Per share information:
Basic earnings	0.04	0.14

Diluted earnings	0.04	0.14

CITIZENS COMMUNITY BANCORP, INC.

Consolidated Balance Sheets

September 30, 2015 and September 30, 2014

(in thousands, except share data)

	As Previously Reported on Form 10-K September 30, 2015	Adjustments	As Restated September 30, 2015	As Previously Reported on Form 10-K September 30, 2014	Adjustments	As Restated September 30, 2014
Assets
Cash and cash equivalents	$23,872		$23,872	$11,434		$11,434
Other interest bearing deposits	2,992		2,992	245		245
Securities available for sale “AFS”	79,921		79,921	62,189		70,974
Securities held to maturity “HTM”	8,012		8,012	8,785		—
Non-marketable equity securities, at cost	4,626		4,626	5,515		5,515
Loans receivable	450,510		450,510	470,366		470,366
Allowance for loan losses	(6,496)		(6,496)	(6,506)		(6,506)

Loans receivable, net	444,014	—	444,014	463,860	—	463,860
Office properties and equipment, net	2,669		2,669	3,725		3,725
Accrued interest receivable	1,574		1,574	1,478		1,478
Intangible assets	104		104	161		161
Goodwill	—		—	—		—
Foreclosed and repossessed assets, net	902		902	1,050		1,050
Other assets	11,462		11,462	11,373		11,373

TOTAL ASSETS	$580,148	$—	$580,148	$569,815	$—	$569,815

Liabilities and Stockholders’ Equity
Liabilities:
Deposits	$456,298		456,298	$449,767		449,767
Federal Home Loan Bank advances	58,891		58,891	58,891		58,891
Other borrowings	—		—	—		—
Other liabilities	4,424	(918)	3,506	3,864	(726)	3,138

Total liabilities	519,613	(918)	518,695	512,522	(726)	511,796
Stockholders’ equity:
Common stock—$0.01 par value, authorized 30,000,000; 5,260,098 and 5,232,579 shares issued and outstanding, respectively	52		52	52		52
Additional paid-in capital	54,740		54,740	54,257		54,257
Retained earnings	6,245	918	7,163	4,049	726	4,775
Unearned deferred compensation	(288)		(288)	(223)		(223)
Accumulated other comprehensive loss	(214)		(214)	(842)		(842)

Total stockholders’ equity	60,535	918	61,453	57,293	726	58,019

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$580,148	$—	$580,148	$569,815	$—	$569,815

CITIZENS COMMUNITY BANCORP, INC.

Consolidated Statements of Operations

Years Ended 2015 and 2014

(in thousands, except per share data)

	As Previously Reported on Form 10-K Year Ended September 30, 2015	Adjustments	As Restated Year Ended September 30, 2015	As Previously Reported on Form 10-K Year Ended September 30, 2014	Adjustments	As Restated Year Ended September 30, 2014
Interest and dividend income:
Interest and fees on loans	$21,641		$21,641	$22,612		$22,612
Interest and dividends on investments	1,363		1,363	1,421		1,421

Total interest and dividend income	23,004	—	23,004	24,033	—	24,033
Interest expense:
Interest on deposits	3,808		3,808	3,615		3,615
Interest on FHLB borrowed funds	630		630	660		660
Interest on other borrowed funds	—		—			—

Total interest expense	4,438	—	4,438	4,275	—	4,275

Net interest income before provision for loan losses	18,566		18,566	19,758	—	19,758
Provision for loan losses	656		656	1,910		1,910

Net interest income after provision for loan losses	17,910	—	17,910	17,848	—	17,848

Non-interest income:
Total fair value adjustments and other-than-temporary impairment	—		—	(78)		(78)
Net gains (losses) on sale of available for sale securities	60		60	(168)		(168)
Service charges on deposit accounts	1,715		1,715	1,964		1,964
Loan fees and service charges	1,291		1,291	904		904
Other	847		847	794		794

Total non-interest income	3,913	—	3,913	3,416	—	3,416

Non-interest expense:
Salaries and related benefits	8,643	24	8,667	9,287	(217)	9,070
Occupancy	2,872		2,872	2,631		2,631
Office	1,105		1,105	1,499		1,499
Data processing	1,590		1,590	1,531		1,531
Amortization of core deposit intangible	57		57	57		57
Advertising, marketing and public relations	570	89	659	370	(327)	43
FDIC premium assessment	390		390	409		409
Professional services	1,088	(201)	887	552	(571)	(19)
Other	1,404	(228)	1,176	2,098	(95)	2,003

Total non-interest expense	17,719	(316)	17,403	18,434	(1,210)	17,224

Income before provision for income tax	4,104	316	4,420	2,830	1,210	4,040
Provision for income taxes	1,490	124	1,614	1,047	484	1,531

Net income attributable to common stockholders	$2,614	$192	$2,806	$1,783	$726	$2,509

Per share information:
Basic earnings	$0.50	$0.04	$0.54	$0.35	$0.14	$0.49

Diluted earnings	$0.50	$0.04	$0.54	$0.34	$0.14	$0.48

Cash dividends paid	$0.08	$—	$0.08	$0.04	$—	$0.04

CITIZENS COMMUNITY BANCORP, INC.

Consolidated Statements of Cash Flows

Years Ended 2015 and 2014

(in thousands, except per share data)

	As Previously Reported on Form 10-K Year Ended September 30, 2015	Adjustments	As Restated Year Ended September 30, 2015	As Previously Reported on Form 10-K Year Ended September 30, 2014	Adjustments	As Restated Year Ended September 30, 2014
Cash flows from operating activities:
Net income attributable to common stockholders	$2,614	$192	$2,806	$1,783	$726	$2,509

Adjustments to reconcile net income to net cash provided by operating activities:
Net amortization of premium/discount on securities	910		910	1,024		1,024
Depreciation	1,382		1,382	1,116		1,116
Provision for loan losses	656		656	1,910		1,910
Net realized gain on sale of securities	(60)		(60)	168		168
Other-than-temporary impairment on mortgage-backed securities	—		—	78		78
Amortization of core deposit intangible	57		57	57		57
Amortization of restricted stock	96		96	66		66
Stock based compensation expense	59		59	43		43
Loss on sale of office properties	8		8	323		323
Provision (benefit) for deferred income taxes	(471)	330	(141)	943	69	1,012
Net (gains) losses from disposals of foreclosed and repossessed assets	31		31	(71)		(71)
Provision for valuation allowance on foreclosed properties	57		57	74		74
Increase in accrued interest receivable and other assets	(130)	(330)	(460)	(604)	(69)	(673)
(Decrease) increase in other liabilities	568	(192)	376	926	(726)	200

Total adjustments	3,163	(192)	2,971	6,053	(726)	5,327

Net cash provided by operating activities	5,777	—	5,777	7,836	—	7,836

Cash flows from investing activities:
Purchase of investment securities	(54,232)		(54,232)	(20,506)		(20,506)
Purchase of bank owned life insurance	—		—	(3,000)		(3,000)
Net decrease (increase) in interest-bearing deposits	(2,747)		(2,747)	1,743		1,743
Proceeds from sale of securities available for sale	29,285		29,285	23,491		23,491
Principal payments on investment securities	8,171		8,171	6,892		6,892
Proceeds from sale of non-marketable equity securities	889		889	—		—
Purchase of Federal Reserve Bank (FRB) stock	—		—	(2,215)		(2,215)
Proceeds from sale of foreclosed properties	1,323		1,323	2,342		2,342
Net decrease in loans	17,927		17,927	(33,455)		(33,455)
Net capital expenditures	(331)		(331)	(485)		(485)
Net cash received in business combinations	—		—	159		159

Net cash provided by investing activities	285	—	285	(25,034)	—	(25,034)

Cash flows from financing activities:
Net increase in Federal Home Loan Bank advances	—		—	8,891		8,891
Net (decrease) increase in deposits	6,531		6,531	2,369		2,369
Surrender of restricted shares of common stock	(36)		(36)	(22)		(22)
Exercise of common stock options	299		299	—		—
Cash dividends paid	(418)		(418)	(207)		(207)

Net cash (used in) provided by financing activities	6,376	—	6,376	11,031	—	11,031

Net (decrease) increase in cash and cash equivalents	12,438	—	12,438	(6,167)	—	(6,167)
Cash and cash equivalents at beginning of period	11,434		11,434	17,601		17,601

Cash and cash equivalents at end of period	$23,872	$—	$23,872	$11,434	$—	$11,434